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                    U.S. SECURITIES & EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2


1  Name and address of issuer           OFFITBANK INVESTMENT FUND, INC.
                                        125 West 55th Street
                                        New York, NY  10019


2  Name of each series or class of funds for which this notice is filed:

   OFFITBANK High Yield Fund
   OFFITBANK Emerging Markets Fund
   OFFITBANK New York Municipal Fund
   OFFITBANK Latin America Total Return Fund

3  Investment Company Act File Number                   811-8036

   Securities Act File Number                           33-70116

4  Last day of fiscal year for which this notice is filed:  December 31, 1996

5 Check box if this notice is being filed more than 180 days after the close of issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the Issuer's 24f-2 / / declaration

6  Date of termination of Issuer's declaration under rule 24f-2(a)(1), if
   applicable:                          Not applicable

7 Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year;
                                                  None

8 Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2;
                                                  None

9  Number and aggregate sale price of securities sold during the fiscal year.

                                                Shares          Amount
                                                ------          ------

  OFFITBANK High Yield Fund                     41,432,333      $412,849,673
  OFFITBANK Emerging Markets Fund                6,960,725        73,997,689
  OFFITBANK New York Municipal Fund                957,098         9,898,661
  OFFITBANK Latin America Total Return Fund      1,214,459        13,192,217
                                                ----------      ------------
  Total                                         50,564,615      $509,938,240
                                                ==========      ============

10 Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2;

  OFFITBANK Investment Fund, Inc.               50,564,615      $509,938,240


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11  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable;

                                                   Shares          Amount
                                                   ------          ------

  OFFITBANK High Yield Fund                      4,197,280       $41,938,736
  OFFITBANK Emerging Markets Fund                  820,976         8,976,597
  OFFITBANK New York Municipal Fund                 57,067           589,238
  OFFITBANK Latin America Total Return Fund         36,887           427,936
                                                 ---------       -----------
  Total                                          5,112,210       $51,932,507
                                                 =========       ===========


12  Calculation of registration fee;

    (i)  Aggregate sale price of securities                     $509,938,240
    sold during the fiscal year in reliance
    on rule 24f-2 (from item 10).

    (ii) Aggregate price of shares issued in
    connection with dividend reinvestment
    plans (from item 11, if applicable);                         51,932,507

    (iii) Aggregate price of shares redeemed or repurchased during the fiscal year
    (if applicable):




    OFFITBANK High Yield Fund                      $100,064,884
    OFFITBANK Emerging Markets Fund                  23,390,002
    OFFITBANK New York Municipal Fund                 2,837,811
    OFFITBANK Latin America Total Return Fund         1,261,911
                                                   ------------
    Total                                          $127,554,608  127,554,608

    (iv) Aggregate price of shares redeemed
    or repurchased and previously applied
    as a reduction to filing fees pursuant
    to rule 24e-2 (if applicable)                                          0

    (v) Net aggregate price of securities
    sold and issued during the fiscal year
    in reliance on rule 24f-2 (line (i),
    plus line (ii), less line (iii), plus
    line (iv);                                                    434,316,139

    (vi) Multiplier prescribed by Section 6(b)
    of the Securities Act of 1933 or other
    applicable law or regulation                                  1/33rd of 1%

    (vii) Fee due (line (i) or line (v) multiplied
    by line (vii));                                                131,610.95

13  Check box if fees are being remitted to the
    Commission's lockbox depository as described
    in section 3a of the Commission's Rules of
    Informal and Other Procedures (17 CRF 202.3a)                       X
                                                                 --------------

    Date of mailing or wire transfer of filing fees
    to the Commission's lockbox depository;                   February 26, 1997
                                                              -----------------

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                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


By (Signature and Title)              /s/ Carrie Zuckerman
                                     --------------------------------------
                                     Carrie Zuckerman/Assistant Secretary

Date  February 26, 1997
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